Warrant derivative liability, Private placement (FY) (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 03, 2020	Jan. 08, 2019	Dec. 12, 2018	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Mar. 17, 2020	Nov. 30, 2018
Private Placement Offering [Abstract]
Units issued in private placement offering (in shares)			1,425,641
Number of shares issuable per unit (in shares)							1.1
Unit price (in dollars per share)			$ 1.95
Gross proceeds from private placement offering			$ 2.8
Share issuance costs			0.1
Net proceeds from private placement offering			$ 2.7
Cash payable if warrants settled in cash					$ 0.2		$ 1.1
Number of warrants issuable if settled (in shares)							1,259,498
Subsequent Event [Member]
Private Placement Offering [Abstract]
Shares issued in private placement offering (in shares)	308,642
Warrant [Member]
Private Placement Offering [Abstract]
Number of shares issuable per unit (in shares)			0.5					1,003,232	0.5
Warrants, exercisable period					2 years		2 years
Warrants, exercise price (in dollars per share)					$ 3.90		$ 3.90	$ 1.62
Warrant [Member] | Subsequent Event [Member]
Private Placement Offering [Abstract]
Number of shares issuable per unit (in shares)								1,003,232
Warrants, exercise price (in dollars per share)								$ 1.62
Common Stock [Member]
Private Placement Offering [Abstract]
Number of shares issuable per unit (in shares)			1						1
Net proceeds from private placement offering		$ 0.1		$ 2.6
Shares issued in private placement offering (in shares)		25,641		1,400,000	308,642	0	0
Number of warrants issuable if settled (in shares)					1,716,055		712,823